1
The Gabelli Growth Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 98 .1%
Technology - Hardware and Equipment — 21 .7%
66,000 Analog Devices Inc. .................................. $ 11,053,680
734,400 Apple Inc. ................................................ 103,917,600
123,600 Applied Materials Inc. ............................... 15,911,028
24,600 ASML Holding NV .................................... 18,329,706
29,000 KLA Corp. ................................................ 9,700,790
16,900 Lam Research Corp. ................................. 9,618,635
130,500 Lattice Semiconductor Corp. † ................... 8,436,825
232,800 NVIDIA Corp. ........................................... 48,226,848
39,500 NXP Semiconductors NV .......................... 7,736,865
232,931,977
Technology - Computer Services — 17 .4%
17,100 Alphabet Inc. , Cl. A † ................................. 45,717,192
10,945 Alphabet Inc. , Cl. C † ................................. 29,171,818
146,000 Cloudflare Inc. , Cl. A † ............................... 16,446,900
168,500 Facebook Inc. , Cl. A † ................................ 57,187,215
31,800 ServiceNow Inc. † ..................................... 19,788,186
58,170 Snowflake Inc. , Cl. A † ............................... 17,592,353
185,903,664
Technology - Software — 16 .2%
40,900 Adobe Inc. † .............................................. 23,546,948
61,000 CrowdStrike Holdings Inc. , Cl. A † ............. 14,992,580
413,300 Microsoft Corp. ........................................ 116,517,536
305,500 ZoomInfo Technologies Inc. , Cl. A † ........... 18,693,545
173,750,609
Consumer Discretionary — 15 .9%
22,600 Amazon.com Inc. † ................................... 74,241,904
121,000 Aptiv plc † ................................................. 18,025,370
55,200 Netflix Inc. † .............................................. 33,690,768
90,000 NIKE Inc. , Cl. B ......................................... 13,070,700
52,000 The Estee Lauder Companies Inc. , Cl. A ..... 15,596,360
92,800 The Walt Disney Co. † ............................... 15,698,976
170,324,078
Industrials — 12 .6%
82,000 Ball Corp. ................................................. 7,377,540
112,000 Emerson Electric Co. ................................ 10,550,400
57,200 Mastercard Inc. , Cl. A ............................... 19,887,296
112,700 PayPal Holdings Inc. † ............................... 29,325,667
96,800 The Sherwin-Williams Co. ......................... 27,077,864
223,000 Trimble Inc. † ............................................ 18,341,750
99,100 Visa Inc. , Cl. A .......................................... 22,074,525
134,635,042
Health Care — 8 .6%
53,300 Danaher Corp. .......................................... 16,226,652
153,800 Edwards Lifesciences Corp. † .................... 17,411,698
12,800 Illumina Inc. † ........................................... 5,191,808
16,300 Intuitive Surgical Inc. † .............................. 16,204,645
132,000 Medtronic plc ........................................... 16,546,200
21,100 Thermo Fisher Scientific Inc. ..................... 12,055,063
Shares
Market
Value
45,800 Zoetis Inc. ................................................ $ 8,891,612
92,527,678
Financials — 5 .1%
15,400 BlackRock Inc. ......................................... 12,915,364
170,000 Morgan Stanley ........................................ 16,542,700
16,000 MSCI Inc. ................................................. 9,733,440
41,000 The Goldman Sachs Group Inc. ................. 15,499,230
54,690,734
Utilities — 0 .6%
86,000 NextEra Energy Inc. .................................. 6,752,720
TOTAL COMMON STOCKS ........................ 1,051,516,502
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .9%
$ 19,960,000 U.S. Treasury Bills,
0.014 % to 0.028% †† ,
12/16/21 to 12/23/21 ............................ 19,958,814
TOTAL INVESTMENTS — 100.0%
(Cost $ 440,223,798 ) ............................. $ 1,071,475,316
† Non-income producing security.
†† Represents annualized yields at dates of purchase.